Lending Activities - Credit quality of commercial mortgages (Details) $ in Millions	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 46,528	$ 45,166	$ 39,884
Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	353	6,278	2,324
2021	6,502	2,777	2,357
2020	2,918	1,932	5,584
2019	1,955	5,227	5,156
2018	5,276	4,682	3,085
Prior	16,688	12,097	12,022
Total	$ 33,692	$ 32,993	$ 30,528
Weighted average debt service coverage ratio	1.9	1.9	1.9
Weighted average loan-to-value ratio (as a percent)	58.00%	59.00%	57.00%
Commercial Mortgages | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 165	$ 167	$ 59
Commercial Mortgages | Fortitude RE | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	157	156
Less than 65% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	321	5,270	1,859
2021	5,461	2,061	1,935
2020	2,210	1,515	3,912
2019	1,535	3,752	4,072
2018	3,795	2,666	2,384
Prior	12,215	9,205	8,264
Total	25,537	24,469	22,426
65% to 75% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	32	973	304
2021	1,006	435	396
2020	428	391	1,672
2019	269	1,425	1,084
2018	1,431	1,356	340
Prior	2,313	1,184	2,814
Total	5,479	5,764	6,610
76% to 80% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	35	0
2021	35	43	0
2020	43	0	0
2019	0	0	0
2018	0	70	188
Prior	301	218	259
Total	379	366	447
Greater than 80% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	0	161
2021	0	238	26
2020	237	26	0
2019	151	50	0
2018	50	590	173
Prior	1,859	1,490	685
Total	2,297	2,394	1,045
Greater than 1.2X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	307	5,382	1,861
2021	5,471	2,043	1,520
2020	2,061	1,521	4,915
2019	1,177	4,832	3,300
2018	4,918	3,505	2,997
Prior	13,530	9,948	9,005
Total	27,464	27,231	23,598
1.00 - 1.20X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	46	859	463
2021	993	734	810
2020	857	388	598
2019	755	343	1,030
2018	358	470	88
Prior	1,399	1,088	1,684
Total	4,408	3,882	4,673
Less than 1.00X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	37	0
2021	38	0	27
2020	0	23	71
2019	23	52	826
2018	0	707	0
Prior	1,759	1,061	1,333
Total	$ 1,820	$ 1,880	$ 2,257